SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Nov. 30, 2023	Nov. 30, 2022
Deferred tax asset
Net operating loss
Startup/organizational costs	327,760	241,940
Total deferred tax asset	327,760	241,940
Valuation allowance	(327,760)	(241,940)
Deferred tax asset, net of allowance